Quarterly Report
August 31, 2023
MFS®  Global Opportunistic
Bond Fund
GLB-Q3

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 95.6%
Aerospace & Defense – 0.4%
Boeing Co., 5.805%, 5/01/2050		$1,040,000	$1,011,801
HEICO Corp., 5.35%, 8/01/2033		942,000	933,583
Thales S.A., 3.625%, 6/14/2029	EUR	1,700,000	1,823,468
			$3,768,852
Apparel Manufacturers – 0.2%
LVMH Moet Hennessy Louis Vuitton SE, 3.25%, 9/07/2029	EUR	1,200,000	$1,294,883
LVMH Moet Hennessy Louis Vuitton SE, 3.5%, 9/07/2033		400,000	433,740
Tapestry, Inc., 3.05%, 3/15/2032		$616,000	473,866
			$2,202,489
Asset-Backed & Securitized – 6.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.134%, 11/15/2054 (i)		$11,815,401	$601,203
ACREC 2021-FL1 Ltd., “C”, FLR, 7.576% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		2,557,500	2,435,723
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.424% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		204,000	197,307
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.025% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)		418,000	403,513
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.374% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)		1,359,500	1,285,917
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.025% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)		1,205,000	1,153,118
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.275% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)		1,049,500	991,530
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.488% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		3,751,000	3,574,166
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.189% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,290,559
AREIT 2022-CRE6 Trust, “C”, FLR, 7.38% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		533,500	513,522
AREIT 2022-CRE6 Trust, “D”, FLR, 8.08% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		569,500	520,648
Bank, 2023-BNK46, “AS”, 6.385%, 8/15/2056		1,857,391	1,895,389
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.731%, 4/15/2053 (i)		1,429,431	94,200
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.413%, 7/15/2054 (i)		9,711,486	622,481
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.739%, 2/15/2054 (i)		15,033,208	1,264,956
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.348%, 12/15/2055		1,004,922	1,028,626
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.912%, 7/15/2053 (i)		12,892,146	899,317
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.266%, 3/15/2054 (i)		6,397,453	364,414
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.997%, 6/15/2054 (i)		19,810,428	905,267
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.379%, 7/15/2054 (i)		20,226,053	1,359,826
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.389%, 8/15/2054 (i)		20,922,664	1,422,630
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.943%, 11/15/2055		394,000	386,100
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.474% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		632,000	614,780
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.725% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		572,500	551,240
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		166,446	157,065
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		328,550	297,341
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.728% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		1,100,000	1,026,205
BXMT 2021-FL4 Ltd., “B”, FLR, 6.978% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		2,995,500	2,733,287
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		489,510	459,002
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		381,350	344,808
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		1,071,980	1,066,378
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		586,549	583,980
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.884%, 4/15/2054 (i)		7,794,852	311,387
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.084%, 6/15/2063 (i)		11,356,114	588,166
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.148%, 6/15/2064 (i)		9,459,662	528,616
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		2,344,000	1,979,841
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		805,121	802,416
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.521% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		990,500	962,598
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.977% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		2,483,500	2,342,725
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		560,000	555,269
KREF 2021-FL2 Ltd., “B”, FLR, 7.078% ((SOFR - 1mo. + 0.114%) + 1.65%), 2/15/2039 (n)		2,155,000	2,027,303
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.425% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		1,395,500	1,332,152
MF1 2021-FL5 Ltd., “B”, FLR, 6.878% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)		2,542,500	2,486,946
MF1 2021-FL5 Ltd., “C”, FLR, 7.128% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		645,000	623,139

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL6 Ltd., “AS”, FLR, 6.876% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		$2,500,000	$2,426,815
MF1 2021-FL6 Ltd., “B”, FLR, 7.076% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		3,800,000	3,660,876
MF1 2022-FL8 Ltd., “C”, FLR, 7.513% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,079,990
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.416%, 5/15/2054 (i)		5,705,022	362,452
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.327%, 6/15/2054 (i)		17,181,463	990,434
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.496% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		947,000	948,732
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	670,000	783,124
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.574% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		$1,212,000	1,143,783
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.226% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		1,223,000	1,128,995
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.526% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		238,000	212,122
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.828% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		800,000	774,093
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.658%, 4/15/2054 (i)		9,309,321	737,274
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.654%, 8/15/2054 (i)		15,599,861	1,216,781
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.039% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)		459,391	459,141
			$62,509,668
Automotive – 0.9%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		$1,870,000	$1,865,063
Hyundai Capital America, 6.375%, 4/08/2030 (n)		466,000	477,505
LKQ Corp., 6.25%, 6/15/2033 (n)		505,000	501,377
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	1,950,000	1,961,881
RAC Bond Co. PLC, 5.25%, 11/04/2027		200,000	201,218
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	2,250,000	2,040,014
TI Automotive Finance PLC, 3.75%, 4/15/2029		770,000	698,138
Volkswagen Financial Services N.V. , 5.875%, 5/23/2029	GBP	700,000	864,419
Volkswagen International Finance N.V., 7.5% to 9/06/2028, FLR (EUR Swap Rate - 5yr. + 4.292%) to 9/06/2033, FLR (EUR Swap Rate - 5yr. + 4.542%) to 9/06/2048, FLR (EUR Swap Rate - 5yr. + 5.292%) to 9/06/2172	EUR	400,000	437,579
Volkswagen International Finance N.V., 7.875% to 9/06/2032, FLR (EUR Swap Rate - 9yr. + 4.783%) to 9/06/2033, FLR (EUR Swap Rate - 9yr. + 5.033%) to 9/06/2052, FLR (EUR Swap Rate - 9yr. + 5.783%) to 9/06/2172		100,000	110,875
			$9,158,069
Broadcasting – 0.9%
Discovery Communications LLC, 4.125%, 5/15/2029		$1,860,000	$1,707,459
Prosus N.V., 3.061%, 7/13/2031 (n)		895,000	679,768
Prosus N.V., 4.027%, 8/03/2050		1,000,000	593,378
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	2,400,000	2,012,785
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$976,000	861,261
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)	EUR	1,764,000	1,530,200
WMG Acquisition Corp., 2.25%, 8/15/2031		1,360,000	1,179,746
			$8,564,597
Brokerage & Asset Managers – 0.4%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$551,000	$521,257
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.21%) to 5/19/2029		743,000	741,498
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		540,000	549,234
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	290,562
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	748,571
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,394,000	1,239,172
			$4,090,294
Building – 0.7%
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	630,000	$678,543
CRH SMW Finance DAC, 4.25%, 7/11/2035		690,000	741,441
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	1,020,000	903,275
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		$1,755,000	1,619,298
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		1,770,000	1,630,169
Vulcan Materials Co., 3.5%, 6/01/2030		1,618,000	1,448,858
			$7,021,584

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 0.9%
Corning, Inc., 4.125%, 5/15/2031	EUR	1,150,000	$1,231,460
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$2,379,000	2,278,168
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	770,000	757,019
Fiserv, Inc., 2.65%, 6/01/2030		$630,000	529,633
Fiserv, Inc., 4.4%, 7/01/2049		669,000	546,817
Mastercard, Inc., 3.3%, 3/26/2027		1,960,000	1,865,718
Mastercard, Inc., 3.85%, 3/26/2050		691,000	573,944
Visa, Inc., 3.65%, 9/15/2047		1,125,000	917,175
			$8,699,934
Cable TV – 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$2,933,000	$2,467,231
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025		737,000	723,780
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		1,000,000	740,887
Cox Communications, Inc., 5.45%, 9/15/2028 (n)		1,451,000	1,444,180
SES S.A., 3.5%, 1/14/2029	EUR	1,040,000	1,067,578
Virgin Media Finance PLC, 3.75%, 7/15/2030		2,750,000	2,405,877
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		$1,900,000	1,177,579
Ziggo B.V., 3.375%, 2/28/2030	EUR	2,875,000	2,334,146
			$12,361,258
Chemicals – 0.6%
Lonza Finance International N.V., 3.875%, 5/25/2033	EUR	180,000	$194,024
LYB International Finance III, LLC, 4.2%, 5/01/2050		$1,382,000	1,025,310
Nutrien Ltd., 4.9%, 3/27/2028		1,009,000	986,004
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		500,000	449,377
SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/01/2026	EUR	1,020,000	1,023,104
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)		600,000	661,182
Synthos S.A., 2.5%, 6/07/2028 (n)		1,286,000	1,117,797
			$5,456,798
Computer Software – 0.2%
Microsoft Corp., 3.3%, 2/06/2027		$774,000	$743,882
Microsoft Corp., 2.525%, 6/01/2050		888,000	587,011
Microsoft Corp., 2.675%, 6/01/2060		607,000	390,452
			$1,721,345
Computer Software - Systems – 0.2%
Apple, Inc., 3.2%, 5/11/2027 (f)		$1,023,000	$971,881
Apple, Inc., 4.5%, 2/23/2036 (f)		953,000	952,665
			$1,924,546
Conglomerates – 0.9%
Johnson Controls International PLC, 4.25%, 5/23/2035	EUR	615,000	$665,471
nVent Finance S.à r.l., 5.65%, 5/15/2033		$749,000	724,909
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		1,639,000	1,621,642
Siemens Financieringsmaatschappij N.V., 3.625%, 2/24/2043	EUR	700,000	718,790
TriMas Corp., 4.125%, 4/15/2029 (n)		$3,072,000	2,680,320
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		2,727,000	2,630,312
			$9,041,444
Consumer Products – 0.3%
JAB Holdings B.V., 2.25%, 12/19/2039	EUR	1,900,000	$1,452,981
Kenvue, Inc., 5.05%, 3/22/2053 (n)		$1,239,000	1,213,271
			$2,666,252

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.7%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$1,380,000	$1,312,578
Booking Holdings, Inc., 4.125%, 5/12/2033	EUR	700,000	759,865
Securitas Treasury Ireland DAC, 4.375%, 3/06/2029		545,000	593,642
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$1,754,000	1,373,371
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		3,159,000	2,719,836
			$6,759,292
Containers – 0.4%
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)	EUR	1,800,000	$1,459,001
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029		450,000	364,750
CANPACK S.A./CANPACK US LLC, 2.375%, 11/01/2027		1,100,000	1,019,831
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		$900,000	834,724
DS Smith PLC, 4.5%, 7/27/2030	EUR	690,000	744,423
			$4,422,729
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$1,371,000	$1,100,389
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029	EUR	1,830,000	1,597,144
			$2,697,533
Electronics – 0.2%
Broadcom, Inc., 3.419%, 4/15/2033 (n)		$1,069,000	$885,802
Intel Corp., 5.7%, 2/10/2053		526,000	520,894
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		459,000	465,160
			$1,871,856
Emerging Market Quasi-Sovereign – 2.1%
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		$655,000	$640,438
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031		600,000	475,848
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		844,000	655,139
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		850,000	756,014
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		3,445,000	2,896,294
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		1,200,000	1,182,094
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,517,030
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,102,000	1,016,485
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		637,000	477,909
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		1,097,000	914,942
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		957,000	950,081
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.084%, 5/22/2053 (n)		200,000	188,836
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		677,000	557,795
Petroleos Mexicanos, 10%, 2/07/2033 (n)		748,000	681,374
Petroleos Mexicanos, 7.69%, 1/23/2050		2,090,000	1,398,386
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		755,000	702,949
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		955,000	942,197
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,120,000	1,129,744
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	2,800,000	2,072,193
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		$1,000,000	1,027,540
			$20,183,288
Emerging Market Sovereign – 24.4%
Arab Republic of Egypt, 8.875%, 5/29/2050		$1,050,000	$559,797
Czech Republic, 2.5%, 8/25/2028	CZK	192,930,000	7,931,619
Czech Republic, 2%, 10/13/2033		57,500,000	2,098,370
Dominican Republic, 7.05%, 2/03/2031 (n)		$789,000	783,991
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,101,412
Dominican Republic, 5.875%, 1/30/2060		2,400,000	1,838,720
Federative Republic of Brazil, 10%, 1/01/2029	BRL	28,700,000	5,603,715
Hellenic Republic, 4.375%, 7/18/2038	EUR	4,240,000	4,756,769
Hellenic Republic (Republic of Greece), 3.875%, 6/15/2028 (n)		10,680,000	11,808,353

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)	EUR	14,486,000	$13,475,802
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)		14,159,000	15,934,588
Kingdom of Morocco, 5.95%, 3/08/2028 (n)		$815,000	815,000
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		1,300,000	855,605
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	472,232,000	11,821,663
Oriental Republic of Uruguay, 9.75%, 7/20/2033		99,594,000	2,724,207
People's Republic of China, 3.13%, 11/21/2029	CNY	60,000,000	8,543,331
People's Republic of China, 2.88%, 2/25/2033		150,770,000	21,151,752
Republic of Angola, 9.125%, 11/26/2049		$900,000	665,874
Republic of Benin, 6.875%, 1/19/2052	EUR	1,500,000	1,122,302
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		2,600,000	2,112,509
Republic of Guatemala, 6.125%, 6/01/2050		$800,000	728,211
Republic of Hungary, 6.125%, 5/22/2028 (n)		1,031,000	1,045,127
Republic of Hungary, 5.5%, 6/16/2034 (n)		1,364,000	1,292,390
Republic of Korea, 2.375%, 12/10/2027	KRW	14,000,000,000	10,015,557
Republic of Korea, 1.875%, 6/10/2029		50,064,110,000	34,214,177
Republic of Korea, 1.375%, 6/10/2030		39,032,080,000	25,310,524
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,760,000	1,627,747
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,711,560
Republic of Peru, 7.3%, 8/12/2033	PEN	34,400,000	9,691,802
Republic of Poland, 5.75%, 11/16/2032		$478,000	496,166
Republic of Romania, 2%, 1/28/2032	EUR	2,220,000	1,780,094
Republic of Senegal, 6.25%, 5/23/2033		$1,150,000	938,182
Republic of Serbia, 1.65%, 3/03/2033	EUR	728,000	532,881
Republic of Serbia, 2.05%, 9/23/2036 (n)		696,000	469,816
Republic of Serbia, 2.05%, 9/23/2036		100,000	67,502
Sultanate of Oman, 7%, 1/25/2051		$2,550,000	2,524,337
United Mexican States, 7.5%, 6/03/2027	MXN	475,300,000	26,035,083
United Mexican States, 7.75%, 5/29/2031		74,100,000	3,970,774
United Mexican States, 4.875%, 5/19/2033		$1,049,000	993,673
United Mexican States, 6.35%, 2/09/2035		371,000	384,793
United Mexican States, 6.338%, 5/04/2053		496,000	495,111
			$240,030,886
Energy - Independent – 0.4%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$1,050,000	$984,532
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		668,000	620,543
Occidental Petroleum Corp., 6.45%, 9/15/2036		872,000	891,651
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,200,000	1,085,016
			$3,581,742
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$621,000	$601,088
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	830,000	894,016
Eni S.p.A., 3.625%, 5/19/2027		700,000	753,090
			$2,248,194
Entertainment – 0.2%
Motion Finco S.à r.l., 7.375%, 6/15/2030 (n)	EUR	1,424,000	$1,528,673
Financial Institutions – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		$803,000	$795,988
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		773,000	754,003
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		1,336,000	1,259,441
CTP N.V., 0.875%, 1/20/2026	EUR	880,000	838,020
EXOR N.V., 2.25%, 4/29/2030		1,000,000	965,488
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$1,358,593	1,275,991
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		1,253,862	1,177,627
Grand City Properties S.A., 1.5%, 12/09/2069	EUR	1,200,000	558,926

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$2,231,000	$2,125,028
P3 Group S.à r.l., 1.625%, 1/26/2029	EUR	870,000	739,291
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025		780,000	629,422
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		740,000	520,393
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		2,600,000	248,099
SBB Treasury Oyj, 0.75%, 12/14/2028		730,000	439,324
VGP N.V., 1.5%, 4/08/2029		1,500,000	1,201,979
			$13,529,020
Food & Beverages – 1.1%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	810,000	$732,590
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,593,000	1,458,611
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		697,000	713,942
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		1,758,000	1,712,497
Central America Bottling Co., 5.25%, 4/27/2029 (n)		960,000	881,472
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		578,000	483,167
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	657,693
Constellation Brands, Inc., 3.15%, 8/01/2029		403,000	360,066
Constellation Brands, Inc., 2.25%, 8/01/2031		635,000	510,347
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		1,595,000	1,308,988
Kraft Heinz Foods Co., 3.875%, 5/15/2027		1,624,000	1,551,318
			$10,370,691
Gaming & Lodging – 0.3%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$925,000	$814,339
Marriott International, Inc., 2.85%, 4/15/2031		1,210,000	1,004,636
VICI Properties LP, REIT, 4.95%, 2/15/2030		1,034,000	972,581
			$2,791,556
Industrial – 0.6%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	2,370,000	$2,463,613
Arcadis N.V., 4.875%, 2/28/2028		909,000	990,139
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,000,000	968,000
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		1,894,000	1,173,456
			$5,595,208
Insurance – 0.8%
AIA Group Ltd., 0.88%, 9/09/2033	EUR	1,280,000	$1,117,486
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$1,200,000	908,939
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043	EUR	920,000	1,047,823
Assicurazioni Generali S.p.A., 5.399%, 4/20/2033		1,160,000	1,271,774
Axa S.A., 5.5% to 7/11/2033, FLR (EURIBOR - 3mo. + 3.6%) to 7/11/2043		740,000	804,245
Corebridge Financial, Inc., 4.35%, 4/05/2042		$1,562,000	1,235,749
Equitable Holdings, Inc., 5.594%, 1/11/2033		1,027,000	1,009,593
NN Group N.V., 6.367% to 11/03/2033, FLR (EURIBOR - 3mo. + 4%) to 11/03/2043	EUR	720,000	782,901
			$8,178,510
Insurance - Health – 0.3%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$1,611,000	$1,559,203
UnitedHealth Group, Inc., 3.5%, 8/15/2039		670,000	546,736
UnitedHealth Group, Inc., 3.25%, 5/15/2051		701,000	497,835
			$2,603,774
Insurance - Property & Casualty – 0.6%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)		$1,924,000	$1,663,831
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		827,000	781,697
American International Group, Inc., 5.125%, 3/27/2033		758,000	733,179
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		204,000	167,393

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		$931,000	$714,252
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,850,000	1,279,912
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	685,000	681,888
			$6,022,152
International Market Quasi-Sovereign – 1.2%
Electricite de France S.A., 6.25%, 5/23/2033 (n)		$1,450,000	$1,491,993
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070	EUR	1,400,000	1,324,980
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.323%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 4.073%) to 12/31/2165	GBP	1,000,000	1,059,473
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 6/01/2172	EUR	600,000	536,753
La Banque Postale S.A., 4%, 5/03/2028		1,800,000	1,956,807
La Poste S.A., 3.75%, 6/12/2030		900,000	975,427
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		1,040,000	1,039,292
Logicor Financing S.à r.l., 1.625%, 1/17/2030		1,100,000	880,760
Logicor Financing S.à r.l., 0.875%, 1/14/2031		970,000	706,122
NBN Co. Ltd., 4.375%, 3/15/2033		1,113,000	1,218,678
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	690,781
			$11,881,066
International Market Sovereign – 18.2%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	6,813,000	$3,890,472
Federal Republic of Germany, 1.7%, 8/15/2032	EUR	2,230,000	2,282,716
Federal Republic of Germany, 0%, 8/15/2052		1,835,375	966,354
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	415,442
Government of Bermuda, 5%, 7/15/2032 (n)		1,933,000	1,852,781
Government of Japan, 2.4%, 6/20/2028	JPY	1,602,500,000	12,159,813
Government of Japan, 0.3%, 12/20/2039		1,871,000,000	11,216,484
Government of Japan, 1.7%, 6/20/2044		972,100,000	7,050,673
Government of Japan, 0.3%, 6/20/2046		891,250,000	4,763,053
Government of New Zealand, 1.5%, 5/15/2031	NZD	39,516,000	18,499,854
Government of New Zealand, 3.5%, 4/14/2033		36,311,000	19,373,350
Government of New Zealand , 2%, 5/15/2032		18,322,000	8,710,173
Kingdom of Belgium, 3%, 6/22/2033 (n)	EUR	19,610,000	21,116,958
Kingdom of Belgium, 0.4%, 6/22/2040		5,280,000	3,548,927
Kingdom of Spain, 3.15%, 4/30/2033		19,043,000	20,184,090
Kingdom of Spain, 3.9%, 7/30/2039 (n)		7,685,000	8,392,598
Kingdom of Spain, 1%, 10/31/2050		5,699,000	3,188,731
Kingdom of Sweden, 1%, 11/12/2026	SEK	55,240,000	4,724,197
Kingdom of Sweden, 0.75%, 5/12/2028		145,255,000	12,039,959
Kingdom of Sweden, 1.75%, 11/11/2033		35,345,000	2,955,763
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	4,656,000	4,211,737
United Kingdom Treasury, 1.25%, 10/22/2041		7,001,000	5,253,065
United Kingdom Treasury, 1.25%, 7/31/2051		2,469,806	1,502,286
			$178,299,476
Local Authorities – 0.0%
Province of British Columbia, 2.95%, 6/18/2050	CAD	765,000	$439,966
Machinery & Tools – 0.1%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	1,611,000	$1,511,058
Major Banks – 4.7%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$1,133,000	$862,673
Banco de Sabadell S.A., 5%, 6/07/2029	EUR	1,000,000	1,096,061
Bank of America Corp., 4.134%, 6/12/2028		666,000	722,148
Bank of America Corp., 5.202% to 4/25/2033, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$1,223,000	1,204,510

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$2,462,000	$2,014,437
Bank of Ireland Group PLC, 5% to 7/04/2030, FLR (EUR ICE Swap Rate - 1yr. + 2.05%) to 7/04/2031	EUR	820,000	903,853
Barclays Bank PLC, 8.407% to 11/14/2027, FLR (GBP Swap Rate - 5yr. + 4.75%) to 11/14/2032	GBP	400,000	512,364
BNP Paribas S.A., 4.25% to 4/13/2030, FLR (EURIBOR - 3mo. + 1.37%) to 4/13/2031	EUR	900,000	962,773
BNP Paribas S.A., FLR, 5.285% (LIBOR - 6mo. + 0.075%), 3/23/2172		$2,260,000	2,076,940
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034		1,282,000	1,266,329
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		1,696,000	1,328,825
Credit Agricole S.A., 4.75%, 3/23/2171 (n)		348,000	272,171
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		1,210,000	956,444
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		487,000	358,525
HSBC Bank PLC, 5.46%, 3/18/2171		420,000	419,580
HSBC Holdings PLC, 4.375%, 11/23/2026		2,272,000	2,165,039
HSBC Holdings PLC, 4.787%, 3/10/2032	EUR	910,000	991,483
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033		1,070,000	1,168,274
ING Groep N.V., 6.25%, 5/20/2033	GBP	1,000,000	1,195,763
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$1,107,000	977,821
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		964,000	759,800
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		1,457,000	1,023,711
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027	EUR	1,300,000	1,149,681
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		$800,000	738,865
Morgan Stanley, 3.125%, 7/27/2026		643,000	601,712
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		1,525,000	1,368,137
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		1,682,000	1,494,671
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		768,000	755,114
Nationwide Building Society, 6.125%, 8/21/2028	GBP	600,000	762,704
Nationwide Building Society, 0.25%, 9/14/2028	EUR	1,420,000	1,281,559
NatWest Group PLC, 4.771%, 2/16/2029		730,000	794,031
NatWest Group PLC, 5.763% to 2/28/2029, FLR (EUR Swap Rate - 5yr. + 2.6%) to 2/28/2034		620,000	669,555
NatWest Group PLC, 4.5%, 3/31/2171	GBP	960,000	921,545
Royal Bank of Canada, 4.125%, 7/05/2028	EUR	790,000	859,794
Société Générale S.A., 5.625%, 6/02/2033		900,000	968,387
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		910,000	821,595
Standard Chartered PLC, 4.874%, 5/10/2031		1,390,000	1,505,362
Toronto-Dominion Bank, 4.108%, 6/08/2027		$2,190,000	2,091,495
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		1,550,000	1,221,052
Unicaja Banco S.A., 1%, 12/01/2026	EUR	700,000	690,655
Unicaja Banco S.A., 5.125% to 2/21/2028, FLR (EUR Swap Rate - 1yr. + 2.15%) to 2/21/2029		900,000	960,105
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$1,350,000	1,238,107
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		780,000	725,730
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031		746,000	622,653
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		709,000	597,059
			$46,079,092
Medical & Health Technology & Services – 0.7%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)		$1,443,000	$1,216,973
Becton, Dickinson and Co., 4.298%, 8/22/2032		428,000	400,143
CVS Health Corp., 5.25%, 1/30/2031		330,000	326,092
CVS Health Corp., 5.625%, 2/21/2053		856,000	810,100
HCA, Inc., 5.125%, 6/15/2039		1,208,000	1,095,780
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,500,000	901,721
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	661,723
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	920,000	636,059
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$559,000	481,542
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030		755,000	753,178
			$7,283,311

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.8%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$451,000	$445,057
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	610,000	653,943
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$1,915,000	1,678,651
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		788,000	642,256
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)		827,000	806,325
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		2,450,000	2,166,600
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029	EUR	1,990,000	1,866,762
			$8,259,594
Midstream – 1.3%
Columbia Pipelines Operating Co. LLC, 5.927%, 8/15/2030 (n)		$988,000	$996,632
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		521,000	526,340
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		3,116,000	2,760,525
Enbridge, Inc., 5.7%, 3/08/2033		695,000	695,320
EQM Midstream Partners LP, 7.5%, 6/01/2030 (n)		2,022,000	2,073,569
Plains All American Pipeline LP, 3.55%, 12/15/2029		839,000	737,600
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	750,036
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		1,093,000	1,028,571
Targa Resources Corp., 4.2%, 2/01/2033		423,000	372,982
Targa Resources Corp., 4.95%, 4/15/2052		716,000	581,103
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		1,988,000	1,936,632
			$12,459,310
Mortgage-Backed – 8.0%
Fannie Mae, 5%, 8/01/2040		$282,627	$280,353
Fannie Mae, 4%, 9/01/2040 - 11/01/2044		185,923	176,341
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044		1,316,926	1,281,359
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047		641,993	585,910
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 6/01/2053		2,969,829	2,933,574
Fannie Mae, UMBS, 2%, 10/01/2036 - 5/01/2052		10,202,339	8,399,188
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052		195,683	178,349
Fannie Mae, UMBS, 2.5%, 3/01/2050 - 2/01/2053		12,346,009	10,257,539
Fannie Mae, UMBS, 3%, 12/01/2051 - 7/01/2052		3,517,187	3,033,730
Fannie Mae, UMBS, 4%, 6/01/2052 - 12/01/2052		3,798,699	3,506,556
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 10/01/2052		1,366,035	1,295,224
Freddie Mac, 0.329%, 9/25/2026 (i)		62,189,000	380,752
Freddie Mac, 1.48%, 3/25/2027 (i)		1,517,000	65,134
Freddie Mac, 0.429%, 2/25/2028 (i)		46,151,000	595,320
Freddie Mac, 0.251%, 4/25/2028 (i)		46,683,000	291,801
Freddie Mac, 0.253%, 5/25/2028 (i)		47,225,000	318,141
Freddie Mac, 1.916%, 4/25/2030 (i)		2,395,024	236,028
Freddie Mac, 1.985%, 4/25/2030 (i)		2,589,254	258,034
Freddie Mac, 1.769%, 5/25/2030 (i)		3,408,930	312,437
Freddie Mac, 1.907%, 5/25/2030 (i)		7,523,890	741,835
Freddie Mac, 1.436%, 6/25/2030 (i)		3,170,959	238,635
Freddie Mac, 1.704%, 8/25/2030 (i)		2,931,170	265,070
Freddie Mac, 1.263%, 9/25/2030 (i)		1,901,519	128,182
Freddie Mac, 1.171%, 11/25/2030 (i)		3,948,102	250,101
Freddie Mac, 0.42%, 1/25/2031 (i)		15,715,389	288,068
Freddie Mac, 0.612%, 3/25/2031 (i)		20,430,585	616,250
Freddie Mac, 1.039%, 7/25/2031 (i)		5,068,698	303,404
Freddie Mac, 0.632%, 9/25/2031 (i)		21,590,988	775,548
Freddie Mac, 0.665%, 12/25/2031 (i)		5,486,706	203,814
Freddie Mac, 4.35%, 1/25/2033		622,477	600,518
Freddie Mac, 4.2%, 5/25/2033		1,185,000	1,129,576
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		600,474	585,707
Freddie Mac, 5%, 7/01/2041		287,343	287,481
Freddie Mac, 4%, 4/01/2044		29,637	28,185
Freddie Mac, UMBS, 2%, 9/01/2036 - 5/01/2052		2,875,121	2,468,506

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 7/01/2052		$2,031,318	$1,963,296
Freddie Mac, UMBS, 3%, 6/01/2050 - 4/01/2052		347,275	300,764
Freddie Mac, UMBS, 2.5%, 8/01/2051 - 9/01/2052		2,515,310	2,085,924
Freddie Mac, UMBS, 5%, 8/01/2052 - 4/01/2053		1,704,664	1,653,215
Freddie Mac, UMBS, 4%, 10/01/2052 - 3/01/2053		2,036,707	1,879,953
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2053		1,631,098	1,611,370
Freddie Mac, UMBS, 6%, 12/01/2052		1,694,984	1,703,765
Ginnie Mae, 2.5%, 8/20/2051		205,212	174,715
Ginnie Mae, 2%, 1/20/2052 - 4/20/2052		3,078,400	2,540,094
Ginnie Mae, 3%, 5/20/2052 - 10/20/2052		2,759,519	2,426,314
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052		1,065,083	992,179
Ginnie Mae, 5%, 1/20/2053 - 8/20/2053		4,260,513	4,146,147
Ginnie Mae, 5.5%, 2/20/2053 - 8/20/2053		3,328,662	3,295,385
Ginnie Mae, 6%, 4/20/2053 - 8/20/2053		498,456	500,341
Ginnie Mae, TBA, 2%, 9/15/2053		3,575,000	2,948,537
Ginnie Mae, TBA, 3.5%, 9/15/2053 - 10/15/2053		2,300,000	2,088,656
Ginnie Mae, TBA, 6%, 9/21/2053 - 10/15/2053		2,600,000	2,606,976
Ginnie Mae, TBA, 6.5%, 9/21/2053 - 10/15/2053		1,325,000	1,341,105
UMBS, TBA, 2%, 9/25/2053		375,000	298,579
UMBS, TBA, 6%, 9/25/2053		450,000	451,178
			$78,305,143
Municipals – 1.0%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$1,130,000	$1,025,257
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 2.641%, 7/01/2037		1,060,000	911,326
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		2,690,000	2,421,119
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,855,000	1,836,834
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	817,919
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		1,775,000	1,688,046
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029		890,000	952,914
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	644,498
			$10,297,913
Natural Gas - Distribution – 0.1%
Engie S.A., 4.5%, 9/06/2042	EUR	400,000	$436,911
Engie S.A., 4.25%, 1/11/2043		900,000	958,194
			$1,395,105
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	1,700,000	$1,517,151
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,750,000	1,458,427
			$2,975,578
Oil Services – 0.1%
MV24 Capital B.V., 6.748%, 6/01/2034		$924,649	$833,375
Oils – 0.3%
Neste Oyj, 3.875%, 3/16/2029	EUR	680,000	$738,682
Parkland Corp., 4.625%, 5/01/2030 (n)		$2,706,000	2,385,529
			$3,124,211
Other Banks & Diversified Financials – 2.1%
Arion Banki HF, 4.875%, 12/21/2024	EUR	1,650,000	$1,776,907
Banque Federative du Credit Mutuel S.A., 4.375%, 5/02/2030		900,000	970,749
Banque Federative du Credit Mutuel S.A., 4.125%, 6/14/2033		900,000	971,779
Belfius Bank S.A., 3.875%, 6/12/2028		500,000	541,532
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$1,240,000	958,267
BPCE S.A., 4.75% to 6/14/2033, FLR (EURIBOR - 3mo. + 1.83%) to 6/14/2034	EUR	300,000	326,462
CaixaBank S.A., 4.25%, 9/06/2030		600,000	653,264

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
CaixaBank S.A., 6.875% to 10/25/2028, FLR (GBP Swap Rate - 5yr. + 3.7%) to 10/25/2033	GBP	500,000	$604,365
CaixaBank, S.A., 5% to 7/19/2028, FLR (EURIBOR - 3mo. + 1.65%) to 7/19/2029	EUR	600,000	655,119
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028		700,000	681,079
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	1,000,000	1,177,731
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	800,000	650,443
Deutsche Bank AG, 4%, 6/24/2032		700,000	680,868
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$1,100,000	1,065,224
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	1,800,000	1,451,880
Intesa Sanpaolo S.p.A., 4.875%, 5/19/2030		870,000	951,781
Intesa Sanpaolo S.p.A., 5.125%, 8/29/2031		1,150,000	1,267,400
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$788,000	737,066
Shinhan Bank Co., Ltd., 4.375%, 4/13/2032 (n)		1,650,000	1,475,646
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		800,000	707,608
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		1,230,000	1,167,024
Virgin Money UK PLC, 7.625% to 8/23/2028, FLR (GBP Government Yield - 1yr. + 3.05%) to 8/23/2029	GBP	790,000	1,007,546
			$20,479,740
Pharmaceuticals – 0.1%
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033		$1,055,000	$1,038,176
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033		$1,227,000	$1,179,994
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$828,000	$640,458
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		1,160,000	1,121,755
			$1,762,213
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$841,000	$759,556
Corporate Office Property LP, REIT, 2%, 1/15/2029		382,000	300,805
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		791,000	609,650
			$1,670,011
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$963,000	$737,224
Extra Space Storage LP, 5.5%, 7/01/2030		1,058,000	1,049,124
Lexington Realty Trust Co., 2.7%, 9/15/2030		880,000	697,325
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		911,000	728,132
			$3,211,805
Real Estate - Retail – 0.2%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$1,370,000	$1,005,048
WEA Finance LLC, 2.875%, 1/15/2027 (n)		1,124,000	973,777
			$1,978,825
Restaurants – 0.1%
McDonald's Corp., 4.25%, 3/07/2035	EUR	710,000	$781,982
Retailers – 0.2%
AutoZone, Inc., 4.75%, 8/01/2032		$1,018,000	$973,734
Home Depot, Inc., 3.625%, 4/15/2052		1,158,000	881,773
			$1,855,507
Specialty Chemicals – 0.2%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	1,669,000	$1,536,015
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$917,000	771,284
			$2,307,299

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.4%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$781,000	$622,563
Dufry One B.V., 3.375%, 4/15/2028	EUR	1,100,000	1,067,299
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		$2,692,000	1,866,095
			$3,555,957
Supranational – 0.0%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	$381,995
Telecommunications - Wireless – 0.8%
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		$2,033,000	$1,935,546
Millicom International Cellular S.A., 5.125%, 1/15/2028		720,000	652,835
Rogers Communications, Inc., 3.8%, 3/15/2032		1,162,000	993,828
Rogers Communications, Inc., 3.7%, 11/15/2049		532,000	361,483
TDF Infrastructure S.A.S., 5.625%, 7/21/2028	EUR	400,000	433,952
Tele2 AB, 3.75%, 11/22/2029		430,000	459,688
T-Mobile USA, Inc., 3.875%, 4/15/2030		$1,682,000	1,535,204
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	860,000	695,004
Vodafone Group PLC, 5.625%, 2/10/2053		$730,000	688,837
			$7,756,377
Telephone Services – 0.1%
A1 Towers Holding GmbH, 5.25%, 7/13/2028	EUR	500,000	$555,684
TELUS Corp., 2.85%, 11/13/2031	CAD	1,475,000	902,062
			$1,457,746
Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	830,000	$767,641
Philip Morris International, Inc., 5.125%, 11/17/2027		$1,203,000	1,200,740
			$1,968,381
Transportation - Services – 1.1%
Aeroporti Di Roma S.p.A, 4.875%, 7/10/2033	EUR	1,170,000	$1,253,841
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033		410,000	445,181
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031		910,000	971,422
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031		800,000	698,198
Q-Park Holding I B.V., 2%, 3/01/2027		3,100,000	2,953,905
Sydney Airport Finance Co. Pty Ltd., 4.375%, 5/03/2033		1,171,000	1,266,442
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		1,150,000	1,237,525
Triton International Ltd., 3.15%, 6/15/2031 (n)		$1,009,000	776,495
United Parcel Service, 5.05%, 3/03/2053		1,338,000	1,306,939
			$10,909,948
U.S. Treasury Obligations – 0.7%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$5,802,000	$5,396,767
U.S. Treasury Bonds, 3.625%, 5/15/2053 (f)		1,422,000	1,282,466
			$6,679,233
Utilities - Electric Power – 3.4%
Adani Transmission Ltd., 4.25%, 5/21/2036		$1,059,500	$783,506
American Electric Power Co., Inc., 5.699%, 8/15/2025		464,000	464,232
American Electric Power Co., Inc., 5.625%, 3/01/2033		600,000	600,919
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		1,316,000	1,077,718
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		222,000	204,088
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		185,000	152,426
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,650,000	1,078,447
Calpine Corp., 4.625%, 2/01/2029 (n)		$1,387,000	1,205,295
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		3,194,000	2,626,032
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026	EUR	2,300,000	2,294,485
Duke Energy Corp., 2.55%, 6/15/2031		$899,000	734,279

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	1,150,000	$1,432,430
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$505,000	459,570
Enel Finance International N.V., 4.5%, 2/20/2043	EUR	530,000	550,902
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070		1,780,000	1,693,700
Enel S.p.A., 1.875%, 3/08/2170		1,395,000	1,119,405
Energuate Trust, 5.875%, 5/03/2027		$1,100,000	1,013,375
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		620,000	599,387
ENGIE Energía Chile S.A., 4.5%, 1/29/2025		858,000	829,474
Evergy, Inc., 2.9%, 9/15/2029		846,000	736,047
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	463,897
Georgia Power Co., 4.95%, 5/17/2033		1,276,000	1,234,649
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		820,000	765,503
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		294,000	239,376
Listrindo Capital B.V., 4.95%, 9/14/2026		1,196,000	1,143,243
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		1,450,000	1,308,017
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	1,000,000	748,790
National Grid PLC, 4.275%, 1/16/2035	EUR	490,000	518,823
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$509,000	511,007
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		508,000	509,203
Pacific Gas & Electric Co., 6.1%, 1/15/2029		623,000	615,684
Pacific Gas & Electric Co., 6.4%, 6/15/2033		370,000	364,953
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		1,042,000	1,011,999
Southern Co., 1.875%, 9/15/2081	EUR	100,000	85,460
SSE PLC, 4%, 9/05/2031		800,000	869,556
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		$810,800	787,485
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,077,000	1,017,439
WEC Energy Group, Inc., 1.8%, 10/15/2030		930,000	729,065
Xcel Energy, Inc., 4.6%, 6/01/2032		766,000	715,307
			$33,295,173
Utilities - Gas – 0.1%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	1,598,000	$1,342,948
Total Bonds			$938,359,742
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 5.3% (v)		34,790,546	$34,794,026
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2023 @ 3.75%	Call	Barclays Bank PLC	$ 28,051,675	EUR 24,630,000	$26,222
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2023 @ 3.75%	Call	Goldman Sachs International	13,063,447	11,470,000	12,212
Total Purchased Options					$38,434
Other Assets, Less Liabilities – 0.9%	8,598,414
Net Assets – 100.0%	$981,790,616
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,794,026 and $938,398,176, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $222,792,608, representing 22.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BZDIOVRA	Brazil Interbank Deposit Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 8/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	23,916,279	USD	4,649,472	Goldman Sachs International	9/01/2023	$180,100
EUR	1,000,027	USD	1,085,030	State Street Bank Corp.	10/20/2023	1,747
JPY	123,474,658	USD	852,817	Deutsche Bank AG	10/20/2023	2,088

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
KRW	20,915,573,000	USD	15,633,136	Merrill Lynch International	9/20/2023	$203,487
USD	1,541,982	AUD	2,326,922	HSBC Bank	10/20/2023	31,726
USD	38,854,777	AUD	57,559,209	JPMorgan Chase Bank N.A.	10/20/2023	1,496,778
USD	4,881,471	BRL	23,916,279	Barclays Bank PLC	9/01/2023	51,900
USD	9,219,928	BRL	44,935,162	Citibank N.A.	9/05/2023	145,875
USD	4,915,684	BRL	23,916,279	Goldman Sachs International	9/01/2023	86,113
USD	4,313,636	BRL	21,231,286	Goldman Sachs International	9/05/2023	26,263
USD	4,816,001	BRL	23,703,876	JPMorgan Chase Bank N.A.	9/05/2023	29,322
USD	17,845,456	CAD	23,497,508	HSBC Bank	10/20/2023	443,986
USD	999,300	CAD	1,314,865	JPMorgan Chase Bank N.A.	10/20/2023	25,555
USD	53,209,640	CNH	378,891,854	Barclays Bank PLC	10/20/2023	1,019,293
USD	998,538	CNH	7,164,420	State Street Bank Corp.	10/20/2023	11,678
USD	7,804,927	CZK	173,243,213	Deutsche Bank AG	10/20/2023	13,688
USD	2,143,236	CZK	46,337,892	State Street Bank Corp.	10/20/2023	59,289
USD	870,088	EUR	799,728	Citibank N.A.	10/20/2023	985
USD	2,933,418	EUR	2,690,218	Deutsche Bank AG	10/20/2023	9,830
USD	216,267,387	EUR	191,799,760	Goldman Sachs International	10/20/2023	7,829,477
USD	12,506,923	EUR	11,226,770	JPMorgan Chase Bank N.A.	10/20/2023	306,259
USD	5,143,637	EUR	4,687,048	State Street Bank Corp.	10/20/2023	49,999
USD	6,961,018	EUR	6,358,348	UBS AG	10/20/2023	51,099
USD	5,974,282	GBP	4,641,651	Deutsche Bank AG	10/20/2023	93,340
USD	937,778	GBP	727,160	HSBC Bank	10/20/2023	16,472
USD	987,099	GBP	763,548	JPMorgan Chase Bank N.A.	10/20/2023	19,688
USD	273,048	GBP	212,604	State Street Bank Corp.	10/20/2023	3,680
USD	43,202,234	GBP	33,482,732	UBS AG	10/20/2023	779,829
USD	1,762,470	GBP	1,383,936	UBS AG	10/20/2023	9,033
USD	4,715,483	IDR	71,301,404,025	Citibank N.A.	10/13/2023	34,974
USD	19,396,542	JPY	2,712,871,593	Barclays Bank PLC	10/20/2023	613,335
USD	44,870,505	JPY	6,136,255,133	Deutsche Bank AG	10/20/2023	2,384,694
USD	5,556,033	KRW	7,183,616,942	Citibank N.A.	9/20/2023	116,821
USD	74,964,501	KRW	98,247,625,406	Citibank N.A.	10/05/2023	511,920
USD	949,953	KRW	1,205,975,422	Citibank N.A.	11/09/2023	34,074
USD	2,069,682	KRW	2,617,200,000	Goldman Sachs International	9/20/2023	88,020
USD	4,367,346	KRW	5,591,950,000	Merrill Lynch International	9/20/2023	133,295
USD	13,260,947	MXN	226,340,796	UBS AG	10/20/2023	94,560
USD	330,707	NOK	3,296,735	Goldman Sachs International	10/20/2023	20,198
USD	4,989,871	NZD	8,027,966	Goldman Sachs International	10/20/2023	202,385
USD	4,895,900	NZD	8,058,222	HSBC Bank	10/20/2023	90,371
USD	986,350	NZD	1,594,112	Merrill Lynch International	10/20/2023	35,700
USD	15,160,902	NZD	24,715,427	State Street Bank Corp.	10/20/2023	421,833
USD	45,021,345	NZD	72,059,748	UBS AG	10/20/2023	2,048,442
USD	7,359,919	SEK	78,793,898	Brown Brothers Harriman	10/20/2023	147,484
USD	1,984,708	SEK	21,189,853	JPMorgan Chase Bank N.A.	10/20/2023	45,085
USD	36,052,457	SEK	368,811,152	Merrill Lynch International	10/20/2023	2,293,163
USD	110,174	SGD	145,053	UBS AG	10/20/2023	2,621
USD	4,891,834	TOF	167,814,378	Barclays Bank PLC	10/17/2023	84,970
USD	13,259	TWD	413,811	Citibank N.A.	11/02/2023	168
						$22,402,692
Liability Derivatives
AUD	3,513,229	USD	2,307,273	Deutsche Bank AG	10/20/2023	$(27,061)
AUD	14,764,500	USD	10,041,019	JPMorgan Chase Bank N.A.	10/20/2023	(458,327)
AUD	5,203,850	USD	3,550,140	UBS AG	10/20/2023	(172,654)
BRL	23,916,279	USD	4,915,684	Barclays Bank PLC	9/01/2023	(86,113)
BRL	23,916,279	USD	4,820,596	Barclays Bank PLC	12/04/2023	(52,503)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
BRL	44,935,162	USD	9,129,637	Citibank N.A.	9/05/2023	$(55,585)
BRL	44,935,162	USD	9,104,868	Citibank N.A.	12/04/2023	(146,323)
BRL	21,231,286	USD	4,389,749	Goldman Sachs International	9/05/2023	(102,376)
BRL	23,703,876	USD	4,787,211	JPMorgan Chase Bank N.A.	9/05/2023	(532)
CAD	1,309,454	USD	994,698	HSBC Bank	10/20/2023	(24,960)
CAD	18,278,319	USD	13,902,090	JPMorgan Chase Bank N.A.	10/20/2023	(365,776)
CNH	17,719,712	USD	2,498,764	UBS AG	10/20/2023	(57,967)
CZK	158,018,385	USD	7,428,203	HSBC Bank	10/20/2023	(321,667)
EUR	735,593	USD	813,502	Barclays Bank PLC	10/20/2023	(14,098)
EUR	295,610	USD	333,342	Citibank N.A.	10/20/2023	(12,089)
EUR	129,139	USD	145,626	Deutsche Bank AG	10/20/2023	(5,284)
EUR	7,210,373	USD	7,842,521	Goldman Sachs International	10/20/2023	(6,666)
EUR	978,005	USD	1,069,599	HSBC Bank	10/20/2023	(6,754)
EUR	7,663,409	USD	8,355,961	JPMorgan Chase Bank N.A.	10/20/2023	(27,771)
EUR	3,587,144	USD	3,916,317	Merrill Lynch International	10/20/2023	(17,997)
EUR	294,951	USD	331,245	Morgan Stanley Capital Services, Inc.	10/20/2023	(10,709)
EUR	539,538	USD	607,346	State Street Bank Corp.	10/20/2023	(21,003)
EUR	669,471	USD	752,156	UBS AG	10/20/2023	(24,611)
GBP	2,670,310	USD	3,425,663	State Street Bank Corp.	10/20/2023	(42,398)
HUF	2,494,519,921	USD	7,333,588	UBS AG	9/18/2023	(259,232)
IDR	71,472,650,695	USD	4,699,984	Barclays Bank PLC	10/13/2023	(8,233)
JPY	350,410,316	USD	2,481,224	Barclays Bank PLC	10/20/2023	(55,075)
JPY	152,806,308	USD	1,082,948	HSBC Bank	10/20/2023	(24,957)
JPY	226,820,147	USD	1,601,015	JPMorgan Chase Bank N.A.	10/20/2023	(30,572)
JPY	1,417,621,477	USD	10,130,947	State Street Bank Corp.	10/20/2023	(315,710)
JPY	1,555,483,586	USD	10,824,589	UBS AG	10/20/2023	(54,832)
KRW	1,898,825,803	USD	1,493,081	Barclays Bank PLC	9/20/2023	(55,349)
NOK	3,448,000	USD	345,881	Goldman Sachs International	10/20/2023	(21,124)
NZD	1,572,909	USD	990,646	Brown Brothers Harriman	10/20/2023	(52,641)
NZD	521,000	USD	325,509	UBS AG	10/20/2023	(14,811)
SEK	212,456,271	USD	20,113,458	Brown Brothers Harriman	10/20/2023	(666,178)
SEK	38,540,297	USD	3,717,108	Citibank N.A.	10/20/2023	(189,305)
SEK	2,098,000	USD	205,033	State Street Bank Corp.	10/20/2023	(12,991)
TOF	168,372,485	USD	4,884,255	JPMorgan Chase Bank N.A.	9/12/2023	(73,943)
USD	5,846,735	CNH	42,523,000	Barclays Bank PLC	10/20/2023	(10,583)
USD	2,995,433	CNH	21,801,000	Citibank N.A.	10/20/2023	(7,540)
USD	5,183,825	CNH	37,689,000	Goldman Sachs International	10/20/2023	(7,635)
USD	7,361,878	CZK	163,838,182	Deutsche Bank AG	10/20/2023	(6,390)
USD	4,891,417	EUR	4,530,173	Deutsche Bank AG	10/20/2023	(31,738)
USD	7,009,492	HUF	2,488,823,161	Goldman Sachs International	10/20/2023	(4,014)
USD	482,428	MXN	8,358,075	UBS AG	10/20/2023	(3,767)
						$(3,967,844)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	118	$8,882,314	September – 2023	$6,536
Canadian Treasury Bond 10 yr	Long	CAD	240	21,191,829	December – 2023	105,851
Euro-Bobl 5 yr	Long	EUR	316	39,785,626	September – 2023	228,040
Euro-BTP 10 yr	Long	EUR	73	9,175,943	September – 2023	107,982

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
Euro-Bund 10 yr	Long	EUR	34	$4,910,436	September – 2023	$53,404
Euro-Schatz 2 yr	Short	EUR	703	80,132,771	September – 2023	257,603
Long Gilt 10 yr	Long	GBP	183	22,155,458	December – 2023	291,568
U.S. Treasury Bond 30 yr	Long	USD	128	15,576,000	December – 2023	209,860
U.S. Treasury Note 10 yr	Long	USD	249	27,646,781	December – 2023	306,905
U.S. Treasury Note 2 yr	Long	USD	11	2,241,852	December – 2023	6,320
U.S. Treasury Note 5 yr	Long	USD	417	44,586,422	December – 2023	322,343
U.S. Treasury Ultra Bond	Long	USD	94	12,170,062	December – 2023	180,988
U.S. Treasury Ultra Note 10 yr	Long	USD	285	33,091,172	December – 2023	438,006
						$2,515,406
Liability Derivatives
Interest Rate Futures
Euro-Buxl 30 yr	Long	EUR	1	$145,086	September – 2023	$(1,824)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/26	BRL	31,200,000	centrally cleared	11.095% / At Maturity	Average Daily BZDIOVRA / At Maturity	$76,470	$—	$76,470
1/02/26	BRL	31,200,000	centrally cleared	10.48% / At Maturity	Average Daily BZDIOVRA / At Maturity	8,956	—	8,956
						$85,426	$—	$85,426
Liability Derivatives
Interest Rate Swaps
1/04/27	BRL	32,700,000	centrally cleared	10.3625% / At Maturity	Average Daily BZDIOVRA / At Maturity	$(12,459)	$—	$(12,459)
9/20/28	CNY	149,000,000	centrally cleared	2.265% / Quarterly	2.265% FLR (CNY Repo) / Quarterly	(181,231)	—	(181,231)
						$(193,690)	$—	$(193,690)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	1,350,000	Barclays Bank PLC	5.00% / Quarterly	(1)	$29,410	$190,076	$219,486
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.

Portfolio of Investments (unaudited) – continued
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by Kroll  Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At August 31, 2023, the fund had cash collateral of $185,000 and other liquid securities with an aggregate value of $7,654,504 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2023, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$6,679,233	$—	$6,679,233
Non - U.S. Sovereign Debt	—	450,776,711	—	450,776,711
Municipal Bonds	—	10,297,913	—	10,297,913
U.S. Corporate Bonds	—	155,764,642	—	155,764,642
Residential Mortgage-Backed Securities	—	78,305,143	—	78,305,143
Commercial Mortgage-Backed Securities	—	27,264,680	—	27,264,680
Asset-Backed Securities (including CDOs)	—	35,244,988	—	35,244,988
Foreign Bonds	—	174,064,866	—	174,064,866
Mutual Funds	34,794,026	—	—	34,794,026
Total	$34,794,026	$938,398,176	$—	$973,192,202
Other Financial Instruments
Futures Contracts – Assets	$2,515,406	$—	$—	$2,515,406
Futures Contracts – Liabilities	(1,824)	—	—	(1,824)
Forward Foreign Currency Exchange Contracts – Assets	—	22,402,692	—	22,402,692
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,967,844)	—	(3,967,844)
Swap Agreements – Assets	—	304,912	—	304,912
Swap Agreements – Liabilities	—	(193,690)	—	(193,690)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$41,764,910	$457,496,039	$464,482,933	$13,538	$2,472	$34,794,026
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$898,240	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2023, are as follows:
United States	30.4%
South Korea	7.3%
United Kingdom	6.2%
China	5.6%
New Zealand	4.8%
Greece	4.7%
Spain	3.7%
Japan	3.7%
Mexico	3.6%
Other Countries	30.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.